Average Annual Total Returns - Victory Munder Multi-Cap Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes.) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	20.94%	7.60%	10.77%	26.55%	8.02%	10.57%	28.78%	9.29%	11.78%	27.94%	6.87%	10.45%	17.64%	6.61%	9.41%	31.02%	11.24%	13.42%	31.49%	11.70%	13.56%